Allowance for Doubtful Accounts and Credit Losses (Schedule of Allowance for Doubtful Notes and Accounts Receivable) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for Doubtful Accounts and Credit Losses
Balance at beginning of year	¥ 2,821	¥ 2,512	¥ 1,983
Provision	300	636	1,041
Charge-offs	(77)	(46)	(32)
Other	(238)	(281)	(480)
Balance at end of year	2,806	2,821	2,512
Repossessed assets	¥ 216	¥ 513